John Hancock Managed Account Shares Securitized Debt Portfolio Expense Example - John Hancock Managed Account Shares Securitized Debt Portfolio - N/A	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	$ 849